Label	Element	Value
iShares A.I. Innovation and Tech Active ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ISHARES A.I. INNOVATION AND TECH ACTIVE ETF Ticker: BAI Stock Exchange: NYSE ARCA
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The iShares A.I. Innovation and Tech Active ETF (the “Fund”) (formerly known as “BlackRock Future A.I. and Tech ETF”) seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between BlackRock ETF Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses. The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. There has been no portfolio turnover because the Fund has not commenced operations as of the date of this prospectus (the “Prospectus”).

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by U.S. and non‑U.S. artificial intelligence (“A.I.”) companies, technology companies and technology-related companies. Investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. Fund management focuses on A.I. innovation by seeking to invest in companies that meet current or forecasted revenue or net income thresholds or are projected to be future market leaders in the enablement, development, utilization and/or deployment of A.I. technology or products or services that leverage A.I. technology. Fund management has developed a proprietary framework to map companies to one or more of the following interconnected layers of an A.I. stack: A.I. power; accelerated computing; cloud infrastructure; A.I. models; data; data tools/infrastructure software; A.I. applications; and A.I. services and solutions. Fund management’s investment process includes, but is not limited to, direct engagement with company management, examination of corporate strategies and vision, and development of proprietary forecasts modeling expected outcomes.
Technology or technology-related companies may include companies operating in any industry including, but not limited to, software, IT consulting, IT services, interactive home entertainment, interactive media and services, networking equipment, telecom services, communications equipment, technology hardware, storage and peripherals, electrical equipment, electronic equipment, instruments and components, semiconductors and semiconductor equipment, consumer finance, and interactive media and services. Technology-related companies include those that, for example, are using technology to innovate or disrupt a different industry or are developing an application that is being used by a technology company.
Because the Fund’s 80% policy is measured in aggregate across A.I., technology and technology-related companies, at a given time the Fund may have less than 80% of its net assets invested in either A.I. or technology or technology-related companies.
BFA determines, in its discretion, whether a company is an A.I., technology or technology-related company.
The Fund may invest in companies of any market capitalization located anywhere in the world, including companies located in emerging markets. Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants, depositary receipts, and equity interests in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The Fund may also purchase convertible securities. The Fund may invest in shares of companies through initial public offerings (“IPOs”).
The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (including total return swaps, some of which may be known as contracts for difference) (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of currency for another party’s obligation to pay or its right to receive another type of currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future).
The Fund will concentrate its investments in companies operating in one or more industries within the technology group of industries.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The Fund is classified as non‑diversified under the Investment Company Act of 1940, as amended (the ”Investment Company Act”).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by U.S. and non‑U.S. artificial intelligence (“A.I.”) companies, technology companies and technology-related companies.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund has not commenced operations as of the date of this Prospectus, it does not have performance information an investor would find useful in evaluating the risks of investing in the Fund. The Fund’s benchmarks are the S&P 500 Index and the Morningstar Global Artificial Intelligence Select Index. The Morningstar Global Artificial Intelligence Select Index is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced operations as of the date of this Prospectus, it does not have performance information an investor would find useful in evaluating the risks of investing in the Fund.
iShares A.I. Innovation and Tech Active ETF | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Non‑Diversification Risk. The Fund is classified as “non‑diversified.” This means that, compared with other funds that are classified as “diversified,” the Fund invests a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.

iShares A.I. Innovation and Tech Active ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments.
iShares A.I. Innovation and Tech Active ETF | Artificial Intelligence Technology Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Artificial Intelligence Technology Risk. Artificial intelligence technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that such artificial intelligence utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error — potentially materially so — and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of the artificial intelligence technology.
Companies involved in, or exposed to, artificial intelligence-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end‑user demand of products and services in various industries that may in part utilize artificial intelligence. Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. It can be difficult to accurately capture what qualifies as an A.I. company.
A.I. technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. A.I. companies may face regulatory fines and penalties, including potential forced break‑ups, that could hinder the ability of the companies to operate on an ongoing basis. Country, government, and/or region-specific regulations or restrictions could have an impact on A.I. and big data companies.

iShares A.I. Innovation and Tech Active ETF | Technology Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.

iShares A.I. Innovation and Tech Active ETF | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.

iShares A.I. Innovation and Tech Active ETF | Asset Class Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Asset Class Risk. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
iShares A.I. Innovation and Tech Active ETF | Authorized Participant Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Prospectus) may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

iShares A.I. Innovation and Tech Active ETF | Biotechnology Industry Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Biotechnology Industry Risk. Companies in the biotechnology industry, as traditionally defined, face intense competition and potentially rapid product obsolescence. Biotechnology companies may be adversely affected by the loss or impairment of intellectual property rights or changes in government regulations.

iShares A.I. Innovation and Tech Active ETF | Communication Services Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Communication Services Sector Risk. Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.

iShares A.I. Innovation and Tech Active ETF | Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

iShares A.I. Innovation and Tech Active ETF | Convertible Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Convertible Securities Risk. The market price of a convertible security generally tends to behave like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Because a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.

iShares A.I. Innovation and Tech Active ETF | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

iShares A.I. Innovation and Tech Active ETF | Depositary Receipts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Depositary Receipts Risk. The Fund will invest in stocks of foreign corporations. The Fund’s investment in such stocks will be in the form of depositary receipts including ADRs and GDRs. While the use of ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities, including political, economic, and currency risk.

iShares A.I. Innovation and Tech Active ETF | Derivatives Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The Fund may invest in certain types of derivatives contracts, including futures, options and swaps, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses to the Fund.

iShares A.I. Innovation and Tech Active ETF | Emerging Markets Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

iShares A.I. Innovation and Tech Active ETF | Foreign Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk. Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
•	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	The governments of certain countries, or the U.S. Government with respect to certain countries, may prohibit or impose substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries, which may prohibit or restrict the ability to own or transfer currency, securities, derivatives or other assets.
•	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
•	The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.
•	The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

iShares A.I. Innovation and Tech Active ETF | Futures Contract Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Futures Contract Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

iShares A.I. Innovation and Tech Active ETF | Financials Sector Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Financials Sector Risk. The performance of companies in the financials sector, as traditionally defined, may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. A fund that invests in preferred securities may be more likely to be impacted by such legal limits since companies in the financials sector have historically issued a significant portion of the preferred securities marketplace. The impact of changes in regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. Cybersecurity incidents and technology malfunctions and failures have become increasingly frequent and have caused significant losses to companies in this sector, which may negatively impact the Fund.

iShares A.I. Innovation and Tech Active ETF | Hedging Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Hedging Risk. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences noted below.

iShares A.I. Innovation and Tech Active ETF | High Portfolio Turnover Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities or other assets. High portfolio turnover
(considered by the Fund to mean higher than 100% annually) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark‑ups and other transaction costs on the sale of the securities and on reinvestment in other securities.

iShares A.I. Innovation and Tech Active ETF | Industrials Sector Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in general economic conditions, among other factors.

iShares A.I. Innovation and Tech Active ETF | Issuer Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.

iShares A.I. Innovation and Tech Active ETF | Large Shareholder and Large Scale Redemption Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold their investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Fund shares.

iShares A.I. Innovation and Tech Active ETF | Large Capitalization Companies Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.

iShares A.I. Innovation and Tech Active ETF | Leverage Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Leverage Risk. Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act, and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

iShares A.I. Innovation and Tech Active ETF | Management Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques and risk analyses applied by BFA will not produce the desired results, and that securities selected by BFA may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

iShares A.I. Innovation and Tech Active ETF | Market Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

iShares A.I. Innovation and Tech Active ETF | Market Trading Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Unlike some ETFs that track specific indexes, the Fund does not seek to replicate the performance of a specified index. Index-based ETFs have generally traded at prices that closely correspond to NAV per share. Given the high level of transparency of the Fund’s holdings, BFA believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, ETFs that do not seek to replicate the performance of a specified index have a limited trading history and, therefore, there can be no assurance as to whether, and/or the extent to which, the Fund’s shares will trade at premiums or discounts to NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

iShares A.I. Innovation and Tech Active ETF | Master Limited Partnerships Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Master Limited Partnerships Risk. The common units of a master limited partnership (“MLP”) are listed and traded on U.S. securities exchanges and their value fluctuates predominantly based on prevailing market conditions and the success of the MLP. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

iShares A.I. Innovation and Tech Active ETF | Mid Capitalization Companies Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Mid‑Capitalization Companies Risk. Compared to large-capitalization companies, mid‑capitalization companies may be less stable and more susceptible to adverse developments. The securities of mid‑capitalization companies may be more volatile and less liquid than those of large-capitalization companies.

iShares A.I. Innovation and Tech Active ETF | New Issues Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
“New Issues” Risk. “New issues” are IPOs of equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO.

iShares A.I. Innovation and Tech Active ETF | Non US Issuers Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Non‑U.S. Issuers Risk. Securities issued by non‑U.S. issuers carry different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

iShares A.I. Innovation and Tech Active ETF | Options Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Options Risk. Investments in options are considered speculative. When the Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other assets decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.

iShares A.I. Innovation and Tech Active ETF | Preferred Stock Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Preferred Stock Risk. Preferred stocks are subject not only to issuer-specific and market risks generally applicable to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stock, which may pay fixed or variable rates of return, generally pays dividends only after the company makes required payments to creditors, including vendors, depositors, counterparties, holders of its bonds and other fixed-income securities. As a result, the value of a company’s preferred stock will react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally has limited or no voting rights. In addition, preferred stock is subject to the risks that a company may defer or not pay dividends, and, in certain situations, may call or redeem its preferred stock or convert it to common stock. An issuer may decide to call its outstanding preferred stock in various environments based on its assessment of the relative cost of capital across the company’s capital structure. A market-wide increase in preferred stock being called may reduce the aggregate size of the preferred stock universe and the number of issuers with preferred stock outstanding. Such reductions may make it more challenging for the Fund to invest in the component securities of the Underlying Index, increasing the risk of the Fund being underinvested in the Underlying Index and thus increasing the risk of tracking error. To the extent that the Fund invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Fund’s investments to decline.

iShares A.I. Innovation and Tech Active ETF | REIT Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

iShares A.I. Innovation and Tech Active ETF | Risk of Investing in the United States [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

iShares A.I. Innovation and Tech Active ETF | Risk of Swap Agreements [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risk of Swap Agreements. A swap is a two‑party contract that generally obligates each counterparty to exchange periodic payments based on a pre‑determined underlying investment or notional amount and to exchange collateral to secure the obligations of each counterparty. Swaps may be leveraged and are subject to counterparty risk, credit risk and pricing risk. Swaps may be subject to illiquidity risk, and it may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Certain standardized interest rate and credit default swaps are required to be traded on an exchange or trading platform and centrally cleared. Most other swaps are entered into a negotiated, bi‑lateral basis and traded in the over‑the‑counter market. Swaps are subject to bi‑lateral variation margin. The Fund is required by financial regulators to post initial margin in connection with trading over‑the‑counter swaps. These requirements may raise the costs for the Fund’s investment in swaps.

iShares A.I. Innovation and Tech Active ETF | Small Capitalization Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small-Capitalization Companies Risk. Compared to mid‑ and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. The securities of small-capitalization companies may be more volatile and less liquid than those of mid‑ and large-capitalization companies.

iShares A.I. Innovation and Tech Active ETF | Small Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. Any resulting liquidation of the Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.

iShares A.I. Innovation and Tech Active ETF | Tax Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark‑to‑market or straddle provisions of the Internal
Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. Income from swaps is generally taxable. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the U.S. Internal Revenue Service (“IRS”).

iShares A.I. Innovation and Tech Active ETF | Warrants Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Warrants Risk. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

iShares A.I. Innovation and Tech Active ETF | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares.
Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

iShares A.I. Innovation and Tech Active ETF | iShares A.I. Innovation and Tech Active ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.68%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.55%	[1],[3]
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	$ 204

[1]
As described in the “Management” section of the Fund’s prospectus beginning on page 16, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) advised by BFA or its affiliates through June 30, 2026. As described in the “Management” section of the Fund’s prospectus beginning on page 16, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates through June 30, 2026. The agreement (with respect to either waiver) may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
[3]	As described in the “Management” section of the Fund’s prospectus beginning on page 16, BFA has contractually agreed to waive 0.13% of its management fee payable, through June 30, 2026.